OPERATING LEASES	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Operating leases	OPERATING LEASES
All of the Company's vessel operating revenues from time charter agreements is recognized and recorded as operating lease income. A summary for the six months ended June 30, 2024 and 2023 is shown below:

(in thousands of $)	Six months ended
	June 30,
	2024	2023
Vessel operating revenues	174,932	179,204
The minimum contractual undiscounted cashflows under non-cancellable operating leases to be received on time charters in respect of our Fleet as of June 30, 2024, were as follows:

(in thousands of $)
1 year	342,556
2 years	290,658
3 years	221,792
4 years	156,648
5 years	156,046
Thereafter	250,713
Total	1,418,413

As of June 30, 2024, all of the Company's assets under vessels and equipment were contracted under operating leases, which are further described in Note 8: Vessels and Equipment.